CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued	20	18
Preferred stock, shares outstanding	20	18
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000	400,000
Common stock, shares issued	11,139	3,747
Common stock, shares outstanding	11,139	3,747